Leases - Future minimum commitments (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Future minimum annual commitments
Remainder of 2026	$ 3,459
2026 (remaining)	8,153	$ 7,917
2027	8,398	8,153
2028	8,305	8,398
2029	8,070	8,305
2030		8,070
Thereafter	87,098	87,098
Total lease payments	123,483	127,941
Less: amount representing interest	(57,468)	(63,491)
Total lease obligations	66,015	64,450
Less: current obligations	(1,151)	(1,287)	$ (470)
Long-term lease obligations	$ 64,864	$ 63,163	$ 2,335